Summary of Significant Accounting Policies (Details Narrative) - AUD ($)		1 Months Ended	12 Months Ended
	Jul. 02, 2019	Jul. 31, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Summary Of Significant Accounting Policies
Total comprehensive loss			$ (6,132,105)	$ (6,132,105)	$ (6,401,936)	$ (5,986,838)
Net cash outflow from operations				(5,712,098)	(6,073,182)	(5,636,533)
Total cash and cash equivalents			14,214,160	14,214,160	2,131,741	$ 5,487,035	$ 10,988,255
Total net current assets			$ 13,015,370	$ 13,015,370	$ 1,771,206
Gross proceeds from research and development		$ 5,100,000
Weighted average lessee's incremental borrowing rate	5.37%
Description on short-term leases	Operating leases with a lease term of less than 12 months as short-term leases.			Short-term leases are leases with a lease term of 12 months or less
Maximum annual aggregate turnover to avail refundable tax offset				$ 20,000,000